Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss		$ 12,084,297
Designated financial assets at fair value through profit or loss Convertible bonds				$ 213,180
Financial assets held for trading				694,743
Total		12,084,297		907,923
Current	$ 17,264	528,450		716,918
Noncurrent	$ 377,519	11,555,847	$ 12,640,231	191,005
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss		6,814,915
Financial assets held for trading				434,630
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss		2,998,228
Financial assets held for trading				228,508
Funds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss		2,030,688
Convertible bonds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss		236,905
Forward exchange contracts [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss		$ 3,561
Option [member]
Disclosure of financial assets [line items]
Financial assets held for trading				$ 31,605